LOANS PAYABLE	12 Months Ended
Dec. 31, 2024
Loans Payable
LOANS PAYABLE

NOTE 8 — LOANS PAYABLE

EIDL Loan

On July 16, 2020, the Company executed the standard loan documents required for securing loans (the “EIDL Loan”) offered by the U.S. Small Business Administration (the “SBA”) under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Loan is $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL Loan. Installment payments, including principal and interest, are due monthly beginning July 16, 2021 (twelve months from the date of the EIDL Loans) in the amount of $731. The balance of principal and interest is payable 30 years from the date of the EIDL Loan. The Company recorded note payable as $3,202  of loan payable under current liability and $146,798 of long-term loan payable, respectively, as of December 31, 2024 and 2023.

Other loan payable

On March 20, 2023, the Company entered into a receivable purchase agreement (the “RPA Loan”) for case received of $339,500, with a specified interest rate of 8.00%, due January 20, 2024. The RPA Loan requires weekly payments of $15,302, until $489,650 is repaid. As of December 31, 2024 and 2023, the Company recognized a balance owing of $405,314, respectively and the loan is in default.